Summary of Significant Accounting Policies - Schedule of Equity Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] $ in Millions	Dec. 31, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total equity measrued by fair value	$ 1,996,488
Contingent consideration - common stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total equity measrued by fair value	1,943,100
Contingent consideration - warant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total equity measrued by fair value	$ 53,388